Related Party Transactions (Details)									12 Months Ended
	Jan. 31, 2025 USD ($)	Jul. 31, 2023 USD ($) $ / shares shares	Mar. 02, 2023 USD ($)	Mar. 02, 2023 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Mar. 03, 2021 USD ($)	Mar. 03, 2021 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Nov. 24, 2024 USD ($)	Feb. 04, 2024 USD ($)	Feb. 04, 2024 ILS (₪)
Related Party Transactions [Line Items]
Paid amount									$ 148,628
Compensation expense							$ 62	₪ 195
Increase in deferred compensation					$ 110	₪ 350
Loan Facility Agreement [Member]
Related Party Transactions [Line Items]
Loan agreement											$ 589,467
Line of Credit [Member] | Loan Facility Agreement [Member]
Related Party Transactions [Line Items]
Loan agreement													$ 319,858	₪ 1,020,347
Outstanding amount loan facility			$ 1,088,250	₪ 1,088,250
Mr. Gottlieb [Member]
Related Party Transactions [Line Items]
Long-term loans from related parties												$ 10,512
Innovative Inc. [Member]
Related Party Transactions [Line Items]
Additional purchases	$ 100,000
Paid amount									10,512
Joseph Gottlieb [Member]
Related Party Transactions [Line Items]
Shareholders loans									2,355,137	₪ 7,513,887
Loan agreement									$ 258,837
Parazero Technologies Ltd [Member]
Related Party Transactions [Line Items]
Consideration for services		$ 10,000									$ 47,000
Purchased shares (in Shares) | shares		50,000
Share price (in Dollars per share) | $ / shares		$ 4
Aggregate purchase price (in Dollars per share) | $ / shares		$ 200,000
Aggregate consideration		$ 108,857